UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5041

CREDIT SUISSE CAPITAL APPRECIATION FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:  Schedule of Investments

Credit Suisse Capital Appreciation Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (97.9%)
Aerospace & Defense (1.8%)
United Technologies Corp.	91,800	$8,583,300

Auto Components (1.1%)
Autoliv, Inc.	118,400	4,983,456

Beverages (1.4%)
Coca-Cola Co.	144,600	6,342,156

Biotechnology (8.7%)
Amgen, Inc.*	108,300	6,160,104
Biogen Idec, Inc.*	86,800	5,208,000
Genentech, Inc.*	254,000	12,364,720
Genzyme Corp.*§	142,000	7,281,760
Gilead Sciences, Inc.*	150,200	9,708,928
		40,723,512

Chemicals (1.9%)
Dow Chemical Co.	96,100	3,833,429
Du Pont (E. I.) de Nemours & Co.	120,900	5,182,983
		9,016,412

Commercial Services & Supplies (4.8%)
Apollo Group, Inc. Class A*	105,100	8,781,105
Automatic Data Processing, Inc.	330,200	13,861,796
		22,642,901

Communications Equipment (8.2%)
Avaya, Inc.*	311,400	4,562,010
Cisco Systems, Inc.*	564,900	11,783,814
Comverse Technology, Inc.*	197,700	3,372,762
Corning, Inc.*	793,000	9,801,480
Motorola, Inc.	557,900	8,887,347
		38,407,413

Computers & Peripherals (2.4%)
Dell, Inc.*	150,400	5,334,688
EMC Corp.*	535,800	5,877,726
		11,212,414

Diversified Financials (3.9%)
Capital One Financial Corp.	188,300	13,052,956
Countrywide Financial Corp.	74,400	5,364,240
		18,417,196

Energy Equipment & Services (1.5%)
BJ Services Co.*	146,100	7,255,326
Bonneville Pacific Corp.*^	16,883	1
		7,255,327

Food Products (2.1%)
Dean Foods Co.*	142,800	5,280,744
Sara Lee Corp.	208,300	4,574,268
		9,855,012

	Number of Shares	Value

Healthcare Equipment & Supplies (3.8%)
Guidant Corp.	116,100	6,422,652
St. Jude Medical, Inc.*	165,500	11,275,515
		17,698,167

Healthcare Providers & Services (2.7%)
Anthem, Inc.*	67,200	5,541,984
Caremark Rx, Inc.*	229,500	6,999,750
		12,541,734

Hotels, Restaurants & Leisure (2.6%)
Starbucks Corp.*	262,300	12,317,608

Industrial Conglomerates (6.3%)
General Electric Co.	459,200	15,268,400
Tyco International, Ltd.	464,000	14,384,000
		29,652,400

Internet & Catalog Retail (3.9%)
eBay, Inc.*	124,900	9,783,417
InterActive Corp.*§	306,100	8,356,530
		18,139,947

Internet Software & Services (3.5%)
VeriSign, Inc.*§	266,300	4,662,913
Yahoo!, Inc.*	385,400	11,870,320
		16,533,233

Machinery (3.3%)
Caterpillar, Inc.	30,000	2,204,700
Danaher Corp.	224,900	11,391,185
Deere & Co.	34,100	2,141,821
		15,737,706

Media (6.8%)
E.W. Scripps Co. Class A	64,500	6,606,090
News Corporation, Ltd. ADR	155,971	4,955,199
Time Warner, Inc. *	582,400	9,696,960
Viacom, Inc. Class B	316,292	10,624,248
		31,882,497

Multiline Retail (0.9%)
Wal-Mart Stores, Inc.	83,300	4,415,733

Oil & Gas (2.3%)
XTO Energy, Inc.	365,375	10,924,712

Personal Products (2.4%)
Avon Products, Inc.	127,800	5,496,678
Estee Lauder Companies, Inc. Class A	133,000	5,838,700
		11,335,378

Pharmaceuticals (8.8%)
Allergan, Inc.	65,300	4,939,292
Eli Lilly & Co.	122,400	7,799,328
Pfizer, Inc.	318,100	10,166,476
Sepracor, Inc.*§	158,700	7,295,439

	Number of Shares	Value

Teva Pharmaceutical Industries, Ltd. ADR§	257,300	7,616,080
Watson Pharmaceuticals, Inc.*	134,100	3,380,661
		41,197,276

Semiconductor Equipment & Products (4.5%)
Analog Devices, Inc.	172,000	6,828,400
Applied Materials, Inc.*	298,400	5,063,848
Intel Corp.	305,800	7,455,404
KLA-Tencor Corp.*	43,400	1,788,514
		21,136,166

Software (4.1%)
Microsoft Corp.	681,600	19,398,336

Specialty Retail (4.2%)
Best Buy Company, Inc.	92,400	4,449,984
The Gap, Inc.§	437,300	9,926,710
TJX Companies, Inc.	227,900	5,348,813
		19,725,507

TOTAL COMMON STOCKS (Cost $424,182,904)		460,075,499

SHORT-TERM INVESTMENT (5.8%)
State Street Navigator Prime Fund§§ (Cost $27,224,607)	27,224,607	27,224,607

	Par (000)
SHORT-TERM INVESTMENT (2.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $11,659,000)	$11,659	11,659,000

TOTAL INVESTMENTS AT VALUE (106.2%) (Cost $463,066,511)		498,959,106

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.2%)		(28,960,796)

NET ASSETS (100.0%)		$469,998,310

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $463,066,511, $69,680,040, $(33,787,445) and $35,892,595, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL APPRECIATION FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004